Changes in the Carrying Amount of Goodwill (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Goodwill [Line Items]
Beginning Balance	¥ 22,605		¥ 22,248
Goodwill acquired			357
Goodwill reassigned			0
Goodwill disposed	(128)
Ending Balance	22,477	$ 3,259	22,605
iQIYI
Goodwill [Line Items]
Beginning Balance	3,888		3,888
Goodwill acquired			0
Goodwill reassigned			0
Goodwill disposed	(62)
Ending Balance	3,826	555	3,888
Baidu Core excluding SLG [Member]
Goodwill [Line Items]
Beginning Balance	16,940		18,360
Goodwill acquired			357
Goodwill reassigned			(1,777)
Goodwill disposed	(66)
Ending Balance	16,874	2,447	16,940
SLG
Goodwill [Line Items]
Beginning Balance	1,777		0
Goodwill acquired			0
Goodwill reassigned			1,777
Goodwill disposed	0
Ending Balance	¥ 1,777	$ 257	¥ 1,777